Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	AUSTRALIA — 9.9%
54,641	BHP Group Ltd.	$1,379,934
26,915	WiseTech Global Ltd.	2,038,490
		3,418,424
	AUSTRIA — 4.4%
16,736	Erste Group Bank A.G.	1,530,356
	BRAZIL — 3.7%
103,255	NU Holdings Ltd. - Class A *	1,261,776
	FRANCE — 4.8%
18,165	BNP Paribas S.A.	1,656,197
	GERMANY — 4.7%
35,793	Deutsche Post A.G.	1,603,680
	IRELAND — 4.5%
18,670	Kingspan Group PLC	1,549,408
	JAPAN — 6.8%
34,510	Fujikura Ltd.	2,342,623
	MEXICO — 9.2%
163,795	Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,459,698
271,220	Grupo Mexico S.A.B. de C.V.	1,697,767
		3,157,465
	NETHERLANDS — 4.1%
2,060	ASML Holding N.V.	1,427,684
	SPAIN — 4.0%
17,185	Amadeus IT Group S.A.	1,379,803
	SWITZERLAND — 7.3%
4,228	Cie Financiere Richemont S.A.	690,290
48,870	UBS Group A.G.	1,816,095
		2,506,385
	TAIWAN — 8.6%
76,850	Taiwan Semiconductor Manufacturing Co., Ltd.	2,958,670
	UNITED KINGDOM — 13.6%
25,805	Ashtead Group PLC	1,724,075
19,681	AstraZeneca PLC - ADR	1,438,484
113,900	Wise PLC - Class A *	1,521,600
		4,684,159
	UNITED STATES — 9.8%
4,760	Monolithic Power Systems, Inc.	3,385,502

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 4.1%
590	MercadoLibre, Inc. *	$1,400,595
	Total Common Stocks
	(Cost $28,752,593)	34,262,727

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$162,708	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	162,708
	Total Short-Term Investments
	(Cost $162,708)	162,708
	TOTAL INVESTMENTS — 99.9%
	(Cost $28,915,301)	34,425,435
	Other Assets in Excess of Liabilities — 0.1%	18,416
	TOTAL NET ASSETS — 100.0%	$34,443,851

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.